LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS RECEIVABLE, NET
Loans receivable	¥ 19,942,075	¥ 13,652,723
2022
LOANS RECEIVABLE, NET
Loans receivable	19,062,058
2021
LOANS RECEIVABLE, NET
Loans receivable	879,975	13,614,369
2020
LOANS RECEIVABLE, NET
Loans receivable	¥ 42	¥ 38,354